Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
Shareholders' Equity

Note 14. Shareholders’ Equity

Osmotica Pharmaceuticals plc 2018 Equity Incentive Plan

Prior to the IPO, the Company adopted the 2018 Incentive Plan (the "2018 Plan") which became effective upon our IPO and allows for the issuance of up to 4,100,000 ordinary shares of the Company ("Shares") in satisfaction of awards under the 2018 Plan. The 2018 Plan provides for the grant of share options, SARs, restricted and unrestricted share and share units, performance awards, and other awards that are convertible into or otherwise based on the Company’s shares to employees and non-employee directors, consultants and advisors to the Company. The Company's compensation committee shall determine the time at which an award vests or becomes exercisable. In connection with the IPO, the Company granted share options under the 2018 Plan that will vest on the fourth anniversary of the grant date, subject to the employee’s continued employment through such vesting date.

Osmotica Holdings S.C.Sp. 2016 Equity Incentive Plan

Effective February 3, 2016, Osmotica Holdings S.C.Sp. adopted the 2016 Equity Incentive Plan (the "2016 Plan") which allows for the issuance of up to 75,000 Units in Osmotica Holdings S.C.Sp. Options to purchase common units granted under the 2016 Plan vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company's board of directors. Each option award had a maximum term of ten years from the date of grant. The option awards granted under the 2016 Plan were made up of two components: Time Awards and Performance Awards. The Time Awards vested 25% annually from original grant date, subject to continuous employment on each vesting date. The vesting of the Performance awards was subject to performance criteria, requiring the majority investors in the Company to receive (on a cumulative basis) aggregate net proceeds exceeding certain return on investment targets. The Time Awards and Performance Awards contained a sales restriction in the form of a liquidity event and subsequent disposal of common units by the Major Limited Partners (as defined in the 2016 Plan) before the employee was able to sell vested and exercised common units and were required to remain employed to avoid Company’s call option on such common units at a lower of cost or fair market value.

Amended and Restated Osmotica Pharmaceuticals plc. 2016 Equity Incentive Plan

On August 14, 2018, the board of directors amended and restated the 2016 Plan in connection with the Reorganization. The Amended and Restated 2016 Equity Incentive Plan (the “Amended 2016 Plan”) became effective upon our IPO which closed on October 22, 2018. In connection with the Reorganization, options to purchase common units of Osmotica Holdings S.C.Sp. were converted into options to purchase shares of the Company and existing sales restriction was removed. In connection with the IPO, the number of shares issuable pursuant to the Amended 2016 Plan and the corresponding exercise prices of options were adjusted to reflect a stock split initiated prior to the IPO. Additionally, effective upon the IPO, the Amended 2016 Plan modified the terms of Performance Awards previously issued under the 2016 Plan by converting these awards to time based awards vesting in equal annual installments on the first four anniversaries of the IPO, subject to continuous employment. There were 3,015,572 ordinary shares issuable upon exercise of options issued and outstanding as of December 31, 2018 under the Amended 2016 Plan. Prior to the modification date, there was no share based compensation recognized for the Performance Awards due to a performance condition based upon the majority investors in the Company receiving aggregate net proceeds exceeding certain return on investment targets.

Ordinary Share Repurchase Program

In September 2019, the Company’s board of directors authorized the repurchase of up to 5,251,892 ordinary shares pursuant to a share repurchase program. Purchases under the ordinary share repurchase program can be made on the open market or in privately negotiated transactions, with the size and timing of these purchases based on a number of factors, including the price of our ordinary shares, our business and market conditions. The Company has retired ordinary shares acquired under the repurchase program. For the years ended December 31, 2020 and 2019, the Company repurchased 1,435,725 ordinary shares for an aggregate of $8.1 million and 673,182 ordinary shares for an aggregate of $2.8 million, respectively.

2019 Employee Share Purchase Plan

In September 2019, the Company’s board of directors adopted and approved, the Employee Share Purchase Plan (the “ESPP”). The ESPP allows each eligible employee who is participating in the plan to purchase shares by authorizing payroll deductions of up to $2,000 per payroll period. Unless the participating employee has previously withdrawn from the offering, accumulated payroll deductions will be used to purchase shares on the last business day of the offering period at a price equal to 85 percent of the fair market value of the shares on the first business day or the last business day of the offering period, whichever is lower. Under applicable tax rules, an employee may purchase no more than $25,000 worth of ordinary shares, valued at the start of the purchase period, under the ESPP in any calendar year. There is no minimum holding period associated with shares purchased pursuant to this plan. An employee’s purchase rights terminate immediately upon termination of employment.

The Company accounts for employee stock purchases made under its ESPP using the estimate grant date fair value of accounting in accordance with ASC 718, Stock Compensation. The purchase price discount and the look-back feature cause the ESPP to be compensatory and the Company to recognize compensation expense. The compensation cost is recognized on a straight-line basis over the requisite service period. The Company recognized $113,860 and $31,619 of compensation expense for the years ended December 31, 2020 and 2019, respectively. The Company values ESPP shares using the Black-Scholes model.

As of December 31, 2020 and 2019, there were no unrecognized ordinary share compensation expense related to the ESPP. There were 51,905 ordinary shares issued under the ESPP during the year ended December 31, 2020. There were no ordinary shares issued under the ESPP during the year ended December 31, 2019. On January 4, 2021, the Company issued 39,321 ordinary shares to the employees who participated in the ESPP during the offering period ended December 31, 2020.

Share-based Compensation

The compensation cost that has been charged against income for all incentive plans was $3.9 million for the year ended December 31, 2020 and $4.0 million for the year ended December 31, 2019. The conversion of the Performance Awards issued under the 2016 Plan to Time Awards upon IPO under the Amended 2016 Plan was accounted for as a modification where the fair value of such awards determined on a modification date, or the IPO date is being recognized over their remaining vesting period.

Share-Based Award Activity

The following tables of share based activity are based on the historical activity of the continuing and discontinuing operaations of the Company on a combined basis. A summary of option activity granted under the 2016 Plan and the Amended 2016 Plan as of December 31, 2020, and changes during the year then ended is presented below:

2016 Equity Incentive Plan		Weighted	Weighted
		Average	Average
	Number of Shares	Exercise	Contractual
	Time	Price	Term
Outstanding at January 1, 2019	3,015,572	$14.96	7.5 years
Granted	—	—
Exercised	—	—
Expired / Forfeited	(55,686)	$14.95
Outstanding at December 31, 2019	2,959,886	$14.96	6.4 years
Vested Options at December 31, 2019	1,459,005	$14.96	6.4 years
Granted	—	—
Exercised	—	—
Expired / Forfeited	(132,786)	$15.21
Outstanding at December 31, 2020	2,827,100	$14.95	5.4 years
Vested Options at December 31, 2020	2,099,950	$14.95	5.4 years

There were no options granted during 2020 and 2019, respectively, under the 2016 Plan. The intrinsic value of options under the 2016 Plan outstanding at December 31, 2020 and 2019, respectively, was $0. The fair value of options vested under the 2016 Plan during the years ended December 31, 2020 and 2019 were $8,832 and $6,431, respectively.

A summary of option activity granted under the 2018 Plan as of December 31, 2020, and changes during the year then ended is presented below:

2018 Equity Incentive Plan		Weighted	Weighted
		Average	Average
	Number of Shares	Exercise	Contractual
	Time	Price	Term
Outstanding at January 1, 2019	178,600	$7.00	9.8 years
Granted	—	—
Exercised	—	—
Expired / Forfeited	(44,400)	$7.00
Outstanding at December 31, 2019	134,200	$7.00	8.7 years
Vested Options at December 31, 2019	—	0
Granted
Exercised
Expired / Forfeited	(37,800)	$7.00
Outstanding at December 31, 2020	96,400	$7.00
Vested Options at December 31, 2020	—	—	7.7 years

There were no options granted during 2020 and 2019, respectively.

The estimated fair value of the options is expensed over the requisite service period, which is generally the vesting period on a graded vesting basis. As of December 31, 2020 and 2019, there was $0.8 million and $2.2 million of total unrecognized compensation cost related to nonvested options granted under the Incentive Plans. That cost is expected to be recognized over a weighted-average period of 1.3 years and 1.5 years, respectively.

The fair value of option awards is estimated using the Black-Scholes option-pricing model. Exercise price of each award is generally not less than the per share fair value in effect as of that award date. The determination of fair value using the Black-Scholes model is affected by the Company’s share fair value as well as assumptions regarding a number of complex and subjective variables, including expected price volatility, risk-free interest rate and projected employee share option exercise behaviors. There were no options granted during 2020 and 2019, respectively.

For all periods prior to the IPO, our Board of Directors has determined the fair value of the common unit underlying our option with assistance from management and based upon information available at the time of grant. Prior to our IPO, given the absence of a public trading market for our common units, estimating the fair value of our common units was based on the actual operational and financial performance, current business conditions and discounted cash flow projections. The estimated fair value of our common units, prior to our IPO was adjusted for lack of marketability and control existing at the grant date.

Restricted and Performance Stock Units

On May 18, 2020 and May 20, 2020, the Company granted performance stock units (“PSUs”) under its existing 2018 Incentive Plan (the “2018 Plan”) to certain key employees of the Company that gives holders the potential to receive a certain number of earned PSUs at the end of a pre-determined term. Unless earlier terminated, forfeited, relinquished or expired, the earned PSUs will vest in full on the vesting date, subject to the grantee remaining in continuous employment from the date of grant through the vesting date. The vesting date is the third anniversary from the grant date for the PSUs granted on May 18, 2020 and the fifth anniversary from the grant date for the PSUs granted on May 20, 2020. The number of PSUs that become earned PSUs as of the end of the performance period shall be equal to the number of PSUs multiplied by the applicable percentage based on Stock Price Hurdle attainment, as set forth in the PSU Award Agreement and 2018 Plan. The fair value of these market-based awards is estimated on the date of grant using a Monte Carlo simulation model with the following assumptions:

Years Ended
December 31,
2020
Expected volatility	90%
Risk-free interest rate	.21% - .24%
Expected dividend yield	—%
Performance period in years	3.00

The Company estimates its expected volatility by using a combination of historical share price volatilites of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date.

As of December 31, 2020 total compensation cost not yet recognized related to unvested PSUs $3.2 million which is expected to be recognized over a weighted average period of 3.0 years.

The following table summarizes the information as of December 31, 2020 and activity during 2020 related to our PSUs:

			Weighted-
		Weighted-	Average Remaining
	Number of	Average Grant	Contractual Term
	PSUs	Date Fair Value	(Years)
Outstanding at January 1, 2020	—	$—	—
PSUs granted	825,997	4.99	—
PSUs vested	—	—	—
PSUs forfeited	(36,198)	4.90	—
Outstanding at December 31, 2020	789,799	$4.99	3.01

During 2020 and 2019 we granted restricted stock units, or RSUs, covering an equal number of our ordinary shares to employees and certain directors with a weighted average grant date fair value of $4.46 and $7.19, respectively. The fair value of RSUs are determined on the date of grant based on the market price of our ordinary shares as of that date. The fair value of the RSUs is recognized ratably over the vesting period of four years for employees and one to three years for directors. As of December 31, 2020 and 2019 total compensation cost not yet recognized related to unvested RSUs was $8.5 million and $8.0 million which is expected to be recognized over a weighted average period of 2.8 years and 3.2 years, respectively.

The following table summarizes the information as of December 31, 2020 and activity during 2020 related to our RSUs:

			Weighted-
		Weighted-	Average Remaining
	Number of	Average Grant	Contractual Term
	RSUs	Date Fair Value	(Years)
Outstanding at January 1, 2019	—	$—	—
RSUs granted	1,486,020	7.19	—
RSUs vested	—	—	—
RSUs forfeited	(51,787)	7.18	—
Outstanding at December 31, 2019	1,434,233	$7.19	3.20
RSUs granted	976,429	4.46	—
RSUs vested	(300,788)	6.73	—
RSUs forfeited	(118,317)	6.07	—
Outstanding at December 31, 2020	1,991,557	$5.99	2.11

2020 Equity Offering

On January 13, 2020 we completed a follow-on equity offering and allotted 6,900,000 ordinary share at a public offering price of $5.00 per share. The number of shares issued in this offering reflected the exercise in full of the underwriters’ option to purchase 900,000 ordinary shares. The aggregate net proceeds from the follow-on offering were approximately $31.8 million after deducting underwriting discounts and commissions and offering expenses. Proceeds from the offering were used for working capital and general corporate purposes.

On July 16, 2020 we completed a follow-on equity offering and allotted 5.0 million ordinary shares. The aggregate proceeds from the follow-on offering were approximately $30.6 million after deducting offering expenses. Proceeds from the offering will be used for working capital and general corporate purposes.